Stockholder's Equity	Jan. 08, 2024
Stockholders' Equity Note [Abstract]
Stockholder's Equity
(3) Stockholder’s Equity
New Calumet has authorized share capital of 10,000 shares of common stock with a par value of $0.01 per share. On January 8, 2024, all 10,000 shares were issued and acquired by an affiliate for consideration of $100. Each share has one voting right
.